Summary of Stock Option Activity (Detail) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Options Outstanding Number of Shares
Outstanding at beginning of period	2,227,700
Granted	259,059
Exercised	(422,255)
Forfeited	(46,648)
Outstanding at end of period	2,017,856
Exercisable at end of period	962,227
Weighted Average Exercise Price
Outstanding at beginning of period	$ 28.00
Granted	68.25
Exercised	26.07
Forfeited	23.97
Outstanding at end of period	33.67
Exercisable at end of period	25.88
Weighted Average Fair Value
Outstanding at beginning of period	10.40
Granted	19.75	$ 12.24
Exercised	10.03
Forfeited	9.45
Outstanding at end of period	11.70
Exercisable at end of period	$ 9.91
Weighted Average Remaining Contractual Life
Outstanding at end of period	4 years 10 months 6 days
Exercisable at end of period	3 years 6 months 4 days